Notes Payable, Related Party	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Related Party Transaction [Line Items]
Notes Payable, Related Party
6.	Notes Payable, Related Party

On April 1, 2009, the Company executed a note payable to Cortelco’s former shareholders for $11,000,000 (the “Cortelco Note”) in connection with the acquisition of Cortelco. The Cortelco Note is non-interest bearing and is to be repaid based primarily upon the level of Cortelco earnings after closing and all Cortelco shareholders are eligible to receive quarterly payments thereunder in cash until the full consideration has been paid.

The fair value of the Cortelco Note payable obligation was approximately $3,245,000 at January 31, 2014 using a discounted cash flow analysis of the projected future payments and a discount rate of 15.22%. The Cortelco Note balance includes $272,000 and $344,000 of imputed interest expense during the three and six months ended January 31, 2014 imputed at the 15.22% discount rate using the effective interest method.

The amount of actual quarterly payments under the Cortelco Note, which are based on Cortelco’s quarterly cash flows, as defined, may differ significantly from the projected payments estimated at the Cortelco Note’s inception. Payments on the Cortelco Note based upon Cortelco’s quarterly cash flows have totaled approximately $2,731,000 since the April 1, 2009 inception of the Cortelco Note through January 31, 2014. The Company expects to pay approximately $400,000 on the Cortelco Note in March 2014 based upon the cash flows of Cortelco for the quarter ended January 31, 2014.

On June 9, 2010, pursuant to a Stock Purchase Agreement, the Company recorded a non-interest bearing note payable to David S. Lee, eOn’s Chairman, due in three annual installments beginning June 9, 2011.  Mr. Lee requested deferral of the payment due on June 9, 2011, 2012 and 2013; therefore, the total obligation of approximately $186,000  is included in current maturities of notes payable-related parties.

8.	Notes Payable and Lines of Credit

Cortelco has a line of credit with available borrowings based on an asset formula involving accounts receivable and inventories up to a maximum of $1,000,000, none of which was drawn on as of July 31, 2013. The line of credit expires December 15, 2013 and is secured by substantially all of Cortelco’s assets. The loan’s interest rate, with a floor of 4%, is floating based on LIBOR.

CSPR has a $800,000 revolving line of credit, none of which was drawn on as of July 31, 2013, secured by trade accounts receivable and bears interest at 2% over Citibank’s base rate. The agreement has certain covenant requirements and expires November 30, 2013.

Included in notes payable is a note payable to a major supplier of CSPR, Cisco Systems, Inc., in the amount of $74,000 for the purchase of equipment. The note is non interest bearing and is to be paid monthly for the three year term of the note.

Included in notes payable – related parties is the note payable to Cortelco’s former shareholders (the “Cortelco Note”) for the acquisition of Cortelco on April 1, 2009. The Cortelco Note balance totaled $3,004,000 at July 31, 2013 and $3,486,000 at July 31, 2012. The fair value of the Cortelco Note was approximately $4,430,000 at the April 1, 2009 Cortelco acquisition date using a discounted cash flow analysis of the projected future payments and a discount rate of 15.22%. Actual payments under the Cortelco Note, which are to be based on future earnings of Cortelco, may differ significantly from the projected payments estimated at the Cortelco Note’s inception. These differences may result in significant fluctuations in periodic interest expense in order to properly reflect interest expense over the actual life of the Cortelco Note.

On June 9, 2010 pursuant to a Stock Purchase Agreement, the Company recorded a note payable to David S. Lee, eOn’s Chairman, for the principal amount of $185,511 payable in three annual installments beginning June 9, 2011. Mr. Lee requested deferral of the payment due on June 9, 2011, 2012 and 2013; therefore, the the total principal amount of the note is included in short-term notes payable. The present value of the note payable at July 31, 2013 is approximately $185,511.

The following table represents the present value of projected payouts for notes payable based on current assumptions (in thousands):

Fiscal year ending July 31,
2014	$366
2015	448
2016	443
2017	366
2018	287
Thereafter	1,353
$3,263

Cortelco Systems Holding Corp [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party
6.	Notes Payable, Related Party

On April 1, 2009, the Company executed a note payable to Cortelco’s former shareholders for $11,000,000 (the “Cortelco Note”) in connection with the acquisition of Cortelco. The Cortelco Note is non-interest bearing and is to be repaid based primarily upon the level of Cortelco earnings after closing and all Cortelco shareholders are eligible to receive quarterly payments thereunder in cash until the full consideration has been paid.

The fair value of the Cortelco Note payable obligation was approximately $3,245,000 at January 31, 2014 using a discounted cash flow analysis of the projected future payments and a discount rate of 15.22%. The Cortelco Note balance includes $344,000 of imputed interest expense during the six months ended January 31, 2014 imputed at the 15.22% discount rate using the effective interest method.

The amount of actual quarterly payments under the Cortelco Note, which are based on Cortelco’s quarterly cash flows, as defined, may differ significantly from the projected payments estimated at the Cortelco Note’s inception. Payments on the Cortelco Note based upon Cortelco’s quarterly cash flows have totaled approximately $2,731,000 since the April 1, 2009 inception of the Cortelco Note through January 31, 2014. The Company paid approximately $400,000 on the Cortelco Note in March 2014 based upon the cash flows of Cortelco for the quarter ended January 31, 2014.

On June 9, 2010 pursuant to a Stock Purchase Agreement, the Company recorded a non-interest bearing note payable to David S. Lee, eOn’s Chairman, due in three annual installments beginning June 9, 2011. Mr. Lee requested deferral of the payment due on June 9, 2011, 2012 and 2013; therefore, the total obligation of approximately $186,000 is included in current maturities of notes payable-related parties.

8.	Notes Payable and Lines of Credit

Cortelco has a line of credit with available borrowings based on an asset formula involving accounts receivable and inventories up to a maximum of $1,000,000, none of which was drawn on as of July 31, 2013. The line of credit expires December 15, 2014 and is secured by substantially all of Cortelco’s assets. The loan’s interest rate, with a floor of 4%, is floating based on LIBOR.

CSPR has a $800,000 revolving line of credit, none of which was drawn on as of July 31, 2013, secured by trade accounts receivable and bears interest at 2% over Citibank’s base rate. The agreement has certain covenant requirements and was extended to November 30, 2014.

Included in notes payable at July 31, 2013 is a note payable to a major supplier of CSPR, Cisco Systems, Inc., in the amount of $74,000 for the purchase of equipment. The note is non interest bearing and is to be paid monthly for the three year term of the note.

Included in notes payable – related parties is the note payable to Cortelco’s former shareholders (the “Cortelco Note”) for the acquisition of Cortelco on April 1, 2009. The Cortelco Note balance totaled $3,004,000 at July 31, 2013 and $3,486,000 at July 31, 2012. The fair value of the Cortelco Note was approximately $4,430,000 at the April 1, 2009 Cortelco acquisition date using a discounted cash flow analysis of the projected future payments and a discount rate of 15.22 percent. Actual payments under the Cortelco Note, which are to be based on future earnings of Cortelco, may differ significantly from the projected payments estimated at the Cortelco Note’s inception. These differences may result in significant fluctuations in periodic interest expense in order to properly reflect interest expense over the actual life of the Cortelco Note. The Cortelco Notes will be exchanged for ownership interest in the Company upon completion of the Merger described in Note 1.

On June 9, 2010 pursuant to a Stock Purchase Agreement, the Company recorded a note payable to David S. Lee, eOn’s Chairman, for the principal amount of $185,511 payable in three annual installments beginning June 9, 2011. Mr. Lee requested deferral of the payment due on June 9, 2011, 2012 and 2013; therefore, the the total principal amount of the note is included in short-term notes payable. The present value of the note payable at July 31, 2013 is approximately $185,511.

The following table represents the present value of projected payouts for notes payable based on current assumptions (in thousands):

Fiscal year ending July 31
2014	$366
2015	448
2016	443
2017	366
2018	287
Thereafter	1,353
$3,263